JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.1%
U.S. Treasury Notes
0.63%, 12/31/2027	376,000	338,327
3.88%, 12/31/2027	98,000	97,330
0.75%, 1/31/2028	393,000	353,946
3.50%, 1/31/2028	117,000	114,847
2.75%, 2/15/2028	48,000	46,044
1.13%, 2/29/2028	247,000	224,664
4.00%, 2/29/2028	134,000	133,487
3.63%, 3/31/2028	241,000	237,300
1.25%, 4/30/2028	181,000	164,526
3.50%, 4/30/2028	125,000	122,544
2.88%, 5/15/2028	76,000	72,963
1.25%, 5/31/2028	129,000	117,037
3.63%, 5/31/2028	134,000	131,854
1.25%, 6/30/2028	293,000	265,211
4.00%, 6/30/2028	184,000	183,288
1.00%, 7/31/2028	176,000	157,479
4.13%, 7/31/2028	180,000	180,007
2.88%, 8/15/2028	19,000	18,192
1.13%, 8/31/2028	221,000	198,192
4.38%, 8/31/2028	123,000	124,038
1.25%, 9/30/2028	109,000	98,002
4.63%, 9/30/2028	184,000	187,234
1.38%, 10/31/2028	294,000	265,163
4.88%, 10/31/2028	164,000	168,420
3.13%, 11/15/2028	291,000	280,633
1.50%, 11/30/2028	275,000	248,714
4.38%, 11/30/2028	56,000	56,529
1.38%, 12/31/2028	287,000	257,773
3.75%, 12/31/2028	281,000	277,147
1.75%, 1/31/2029	3,000	2,731
4.00%, 1/31/2029	229,000	227,980
2.63%, 2/15/2029	125,000	117,900
4.25%, 2/28/2029	26,000	26,136
2.38%, 3/31/2029	108,000	100,609
4.13%, 3/31/2029	34,000	34,013
2.88%, 4/30/2029	184,000	174,901
4.63%, 4/30/2029	221,000	225,567
2.38%, 5/15/2029	123,000	114,486
2.75%, 5/31/2029	167,000	157,763
4.50%, 5/31/2029	396,000	402,481
3.25%, 6/30/2029	76,000	73,301
4.25%, 6/30/2029	398,000	400,348
2.63%, 7/31/2029	4,000	3,751
4.00%, 7/31/2029	401,000	399,308
1.63%, 8/15/2029	168,000	150,583
3.13%, 8/31/2029	161,000	154,214
3.63%, 8/31/2029	404,000	395,952
3.50%, 9/30/2029	406,000	395,501

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.88%, 9/30/2029	131,000	129,685
4.00%, 10/31/2029	35,000	34,847
4.13%, 10/31/2029	43,000	43,064
1.75%, 11/15/2029	123,000	110,373
3.88%, 11/30/2029	2,000	1,980
3.88%, 12/31/2029	11,000	10,884
3.50%, 1/31/2030	9,000	8,747
1.50%, 2/15/2030	167,000	146,751
4.00%, 2/28/2030	58,000	57,703
3.63%, 3/31/2030	184,000	179,767
3.50%, 4/30/2030	129,000	125,221
0.63%, 5/15/2030	457,000	379,792
3.75%, 5/31/2030	227,000	222,939
3.75%, 6/30/2030	56,000	54,992
4.00%, 7/31/2030	290,000	288,301
0.63%, 8/15/2030	218,000	179,620
4.13%, 8/31/2030	176,000	175,993
4.63%, 9/30/2030	116,000	118,986
4.88%, 10/31/2030	183,000	190,148
0.88%, 11/15/2030	240,000	199,594
4.38%, 11/30/2030	135,000	136,767
3.75%, 12/31/2030	233,000	228,358
4.00%, 1/31/2031	309,000	306,864
1.13%, 2/15/2031	419,000	351,976
4.63%, 4/30/2031	1,000	1,028
1.63%, 5/15/2031	306,000	262,933
4.63%, 5/31/2031	18,000	18,498
4.25%, 6/30/2031	316,000	318,123
4.13%, 7/31/2031	318,000	317,826
1.25%, 8/15/2031	351,000	292,153
3.75%, 8/31/2031	323,000	315,695
3.63%, 9/30/2031	324,000	314,280
1.38%, 11/15/2031	410,000	341,934
1.88%, 2/15/2032	192,000	164,992
2.88%, 5/15/2032	165,000	151,549
2.75%, 8/15/2032	280,000	254,144
4.13%, 11/15/2032	296,000	295,584
3.50%, 2/15/2033	178,000	169,740
3.38%, 5/15/2033	222,000	209,374
3.88%, 8/15/2033	332,000	324,491
4.50%, 11/15/2033	538,000	550,336
4.00%, 2/15/2034	201,000	197,969
4.38%, 5/15/2034	540,000	547,341
3.88%, 8/15/2034	564,000	549,547
Total U.S. Treasury Obligations (Cost $18,095,009)		17,959,305

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (a) (b) (Cost $17,429)	17,424	17,431
Total Investments — 99.2% (Cost $18,112,438)		17,976,736
Other Assets in Excess of Liabilities — 0.8%		141,113
NET ASSETS — 100.0%		18,117,849

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$17,959,305	$—	$17,959,305
Short-Term Investments
Investment Companies	17,431	—	—	17,431
Total Investments in Securities	$17,431	$17,959,305	$—	$17,976,736

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (a) (b)	$15,759	$546,105	$544,434	$—	$1	$17,431	17,424	$453	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.